Citigroup Mortgage Loan Trust 2025-INV1 ABS-15G

Exhibit 99.1 - Schedule 5(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	660	99.10%
Delinquency, No Missing Data	6	0.90%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	666	100.00%